Other intangible assets - Disclosure of other intangilble asset (Detail) - GBP (£) £ in Millions		Jun. 30, 2020	Dec. 31, 2019	Jun. 30, 2019
Disclosure of detailed information about intangible assets [line items]
Other Intangible Assets	[1],[2]	£ 1,488.9	£ 1,468.8	£ 1,786.2
Brands with an indefinite useful life [member]
Disclosure of detailed information about intangible assets [line items]
Other Intangible Assets		1,129.8	1,078.2	1,141.2
Acquired intangibles [member]
Disclosure of detailed information about intangible assets [line items]
Other Intangible Assets		284.4	323.6	530.4
Other [member]
Disclosure of detailed information about intangible assets [line items]
Other Intangible Assets		£ 74.7	£ 67.0	£ 114.6

[1]	Figures have been restated to be in accordance with IAS 32 Financial Instruments: Presentation, as described in the accounting policies.
[2]	Figures have been restated to be in accordance with IAS 39 Financial Instruments: Recognition and Measurement, as described in the accounting policies.